UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:        October 31, 2013

Date of reporting period:      July 31, 2013

Item 1. Schedule of Investments

ISI Strategy Fund, Inc.
Schedule of Investments
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50%
Consumer Discretionary - 12.58%
Auto Components - 0.50%
Allison Transmission Holdings, Inc.	1,750	$41,580
American Axle & Manufacturing Holdings, Inc.*	4,370	84,996
Federal-Mogul Corp.*	9,250	144,115
Goodyear Tire & Rubber Co. (The)*	7,090	131,165
		401,856

Automobiles - 0.40%
Ford Motor Co.	8,900	150,232
General Motors Co.*	3,840	137,741
Winnebago Industries, Inc.*	1,640	39,229
		327,202

Diversified Consumer Services - 0.19%
H&R Block, Inc.	1,220	38,345
Regis Corp.	2,140	37,172
Service Corp. International	2,490	47,235
Weight Watchers International, Inc.	650	30,842
		153,594

Hotels, Restaurants & Leisure - 2.05%
Ameristar Casinos, Inc.	1,920	50,822
Brinker International, Inc.	900	36,135
Carnival Corp.	3,480	128,864
Darden Restaurants, Inc.	1,130	55,427
Dunkin' Brands Group, Inc.	2,480	107,136
Hyatt Hotels Corp. - Class A*	2,780	125,795
International Game Technology	4,430	81,822
Isle of Capri Casinos, Inc.*	2,210	17,547
Marriott International, Inc. - Class A	2,606	108,332
McDonald's Corp.	2,976	291,886
MGM Resorts International*	3,878	63,250
Scientific Games Corp. - Class A*	5,300	72,239
Wendy's Co. (The)	10,950	77,855
Wyndham Worldwide Corp.	3,230	201,229
Wynn Resorts Ltd.	1,060	141,118
Yum! Brands, Inc.	1,440	105,005
		1,664,462

Household Durables - 0.73%
Beazer Homes USA, Inc.*	1,380	23,722
Harman International Industries, Inc.	600	36,318
Hovnanian Enterprises, Inc. - Class A*	3,630	19,420

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Consumer Discretionary - 12.58% (continued)
Household Durables - 0.73% (continued)
Jarden Corp.*	6,080	$276,457
Libbey, Inc.*	1,310	32,305
Newell Rubbermaid, Inc.	5,140	138,883
Standard Pacific Corp.*	7,670	62,741
		589,846

Internet & Catalog Retail - 1.12%
Amazon.com, Inc.*	1,260	379,537
Expedia, Inc.	2,907	137,007
Liberty Interactive Corp. - Class A*	11,940	292,052
Liberty Ventures - Series A*	596	53,473
Orbitz Worldwide, Inc.*	5,170	47,616
		909,685

Leisure Equipment & Products - 0.21%
LeapFrog Enterprises, Inc.*	2,770	31,910
Mattel, Inc.	2,220	93,307
Smith & Wesson Holding Corp.*	3,690	43,690
		168,907

Media - 5.06%
Cablevision Systems Corp. - New York Group - Class A	13,678	255,642
Charter Communications, Inc. - Class A*	2,040	256,510
Comcast Corp. - Class A	9,800	441,784
DIRECTV*	6,730	425,807
DISH Network Corp. - Class A	4,610	205,836
DreamWorks Animation SKG, Inc. - Class A*	1,620	40,111
Interpublic Group of Cos., Inc. (The)	7,100	116,795
John Wiley & Sons, Inc. - Class A	3,450	155,699
Journal Communications, Inc. - Class A*	2,680	24,549
Lamar Advertising Co. - Class A*	1,140	49,396
Liberty Global PLC - Class A*	3,937	319,369
News Corp. - Class A*	2,468	39,315
Nexstar Broadcasting Group, Inc. - Class A	760	27,390
Omnicom Group, Inc.	2,210	142,037
Scholastic Corp.	850	25,925
Sirius XM Radio, Inc.	34,400	128,312
Thomson Reuters Corp.	3,540	120,466
Time Warner Cable, Inc.	3,673	418,979
Time Warner, Inc.	2,530	157,518
Twenty-First Century Fox, Inc.	9,875	295,065

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Consumer Discretionary - 12.58% (continued)
Media - 5.06% (continued)
Viacom, Inc. - Class B	1,210	$88,052
Walt Disney Co. (The)	5,253	339,606
World Wrestling Entertainment, Inc. - Class A	2,040	21,706
		4,095,869

Multi-Line Retail - 0.62%
Big Lots, Inc.*	1,130	40,827
Bon-Ton Stores, Inc. (The)	1,130	21,312
Dillard's, Inc. - Class A	740	62,478
Dollar General Corp.*	1,490	81,458
Nordstrom, Inc.	2,290	140,240
Target Corp.	2,141	152,546
		498,861

Specialty Retail - 1.37%
AutoNation, Inc.*	1,000	47,900
AutoZone, Inc.*	210	94,202
Chico's FAS, Inc.	2,460	42,140
Conn's, Inc.*	990	63,974
Express, Inc.*	1,482	33,419
Gap, Inc. (The)	579	26,576
Home Depot, Inc. (The)	2,223	175,684
L Brands, Inc.	2,800	156,156
Lowe's Cos., Inc.	3,400	151,572
PetSmart, Inc.	1,120	82,006
Sally Beauty Holdings, Inc.*	2,260	68,952
Systemax, Inc.	2,031	19,558
TJX Cos., Inc.	1,240	64,530
Wet Seal, Inc. (The) - Class A*	5,200	22,828
Zale Corp.*	2,020	18,746
Zumiez, Inc.*	1,370	37,771
		1,106,014

Textiles, Apparel & Luxury Goods - 0.33%
NIKE, Inc. - Class B	2,080	130,874
Unifi, Inc.*	1,120	25,693

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Consumer Discretionary - 12.58% (continued)
Textiles, Apparel & Luxury Goods - 0.33% (continued)
Wolverine World Wide, Inc.	1,930	$110,994
		267,561

Consumer Staples - 8.42%
Beverages - 1.66%
Coca-Cola Bottling Co. Consolidated	580	37,039
Coca-Cola Co. (The)	13,660	547,493
Coca-Cola Enterprises, Inc.	5,430	203,842
Dr Pepper Snapple Group, Inc.	3,618	169,105
PepsiCo, Inc.	4,628	386,623
		1,344,102

Food & Staples Retailing - 1.89%
Costco Wholesale Corp.	1,150	134,884
CVS Caremark Corp.	4,890	300,686
Kroger Co. (The)	2,120	83,252
Rite Aid Corp.*	12,710	38,130
Safeway, Inc.	1,890	48,743
Sysco Corp.	3,140	108,361
Wal-Mart Stores, Inc.	10,476	816,500
		1,530,556

Food Products - 2.51%
Boulder Brands, Inc.*	1,680	21,689
Bunge Ltd.	1,880	142,899
Campbell Soup Co.	1,420	66,456
Chiquita Brands International, Inc.*	2,900	35,032
ConAgra Foods, Inc.	10,110	366,083
Dean Foods Co.*	4,450	48,505
Dole Food Co., Inc.*	5,100	65,790
General Mills, Inc.	3,966	206,232
Hershey Co. (The)	1,303	123,616
Kellogg Co.	2,410	159,638
Kraft Foods Group, Inc.	2,076	117,460
McCormick & Co., Inc. - Non-Voting Shares	1,118	80,060
Mondelez International, Inc. - Class A	11,600	362,732
Pilgrim's Pride Corp.*	3,610	59,998
Pinnacle Foods, Inc.	1,490	37,950
Smithfield Foods, Inc.*	3,450	114,540

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Consumer Staples - 8.42% (continued)
Food Products - 2.51% (continued)
WhiteWave Foods Co. - Class A*	1,136	$21,232
		2,029,912

Household Products - 1.12%
Colgate-Palmolive Co.	3,900	233,493
Harbinger Group, Inc.*	5,210	41,472
Kimberly-Clark Corp.	230	22,724
Procter & Gamble Co. (The)	7,641	613,572
		911,261

Personal Products - 0.11%
Avon Products, Inc.	3,060	69,951
Revlon, Inc. - Class A*	930	23,334
		93,285

Tobacco - 1.13%
Altria Group, Inc.	6,172	216,390
Lorillard, Inc.	420	17,863
Philip Morris International, Inc.	5,369	478,808
Reynolds American, Inc.	3,016	149,081
Vector Group Ltd.	3,048	50,749
		912,891

Energy - 6.17%
Energy Equipment & Services - 0.79%
Dresser-Rand Group, Inc.*	2,740	166,784
Halliburton Co.	1,630	73,660
Newpark Resources, Inc.*	2,390	27,342
Schlumberger Ltd.	4,040	328,573
Unit Corp.*	930	41,924
		638,283

Oil, Gas & Consumable Fuels - 5.38%
Alpha Natural Resources, Inc.*	4,470	24,317
Anadarko Petroleum Corp.	566	50,102
Chevron Corp.	5,782	727,896
Comstock Resources, Inc.	2,130	35,720
ConocoPhillips	5,770	374,242
CONSOL Energy, Inc.	1,130	35,064
Contango Oil & Gas Co.	850	32,861
Crosstex Energy, Inc.	2,520	50,627
Devon Energy Corp.	540	29,705

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Energy - 6.17% (continued)
Oil, Gas & Consumable Fuels - 5.38% (continued)
Exxon Mobil Corp.	15,131	$1,418,531
Forest Oil Corp.*	6,480	33,178
Green Plains Renewable Energy, Inc.*	1,660	27,490
Kinder Morgan, Inc.	4,640	175,206
Newfield Exploration Co.*	3,110	76,506
Occidental Petroleum Corp.	1,020	90,831
Peabody Energy Corp.	2,560	42,394
Phillips 66	6,945	427,117
Southwestern Energy Co.*	3,640	141,196
Spectra Energy Corp.	4,010	144,320
Valero Energy Corp.	2,420	86,563
W&T Offshore, Inc.	2,030	33,069
Williams Cos., Inc. (The)	5,420	185,201
WPX Energy, Inc.*	5,960	114,492
		4,356,628

Financials - 14.64%
Capital Markets - 1.58%
Bank of New York Mellon Corp. (The)	7,410	233,045
BlackRock, Inc.	996	280,832
Charles Schwab Corp. (The)	2,325	51,359
E*TRADE Financial Corp.*	4,080	60,792
Goldman Sachs Group, Inc. (The)	980	160,750
Invesco Ltd.	951	30,613
Investment Technology Group, Inc.*	2,130	30,267
Legg Mason, Inc.	1,400	48,146
Morgan Stanley	5,830	158,634
Raymond James Financial, Inc.	1,620	71,393
State Street Corp.	2,180	151,881
		1,277,712

Commercial Banks - 3.06%
BB&T Corp.	5,940	211,999
Cullen/Frost Bankers, Inc.	2,463	177,434
CVB Financial Corp.	4,920	64,403
Enterprise Financial Services Corp.	1,010	18,715
Fifth Third Bancorp	6,620	127,303
First BanCorp*	8,500	64,005
FirstMerit Corp.	5,455	122,301
MB Financial, Inc.	2,160	62,165

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Financials - 14.64% (continued)
Commercial Banks - 3.06% (continued)
MetroCorp Bancshares, Inc.	1,000	$10,700
Pinnacle Financial Partners, Inc.*	1,760	50,125
PNC Financial Services Group, Inc. (The)	1,180	89,739
Susquehanna Bancshares, Inc.	4,012	53,360
SVB Financial Group*	1,815	158,304
Trico Bancshares	900	19,494
Union First Market Bankshares Corp.	1,457	32,200
United Community Banks, Inc.*	3,040	41,435
US Bancorp	9,210	343,717
Washington Trust Bancorp, Inc.	700	22,638
Webster Financial Corp.	2,460	67,010
Wells Fargo & Co.	17,053	741,805
		2,478,852

Consumer Finance - 1.42%
American Express Co.	4,880	359,998
Capital One Financial Corp.	1,700	117,334
DFC Global Corp.*	1,950	30,205
Discover Financial Services	5,040	249,530
SLM Corp.	15,760	389,430
		1,146,497

Diversified Financial Services - 2.04%
Bank of America Corp.	29,831	435,532
Citigroup, Inc.	5,050	263,307
CME Group, Inc.	550	40,689
JPMorgan Chase & Co.	11,541	643,180
MSCI, Inc.*	3,820	133,891
NASDAQ OMX Group, Inc. (The)	3,960	128,304
Resource America, Inc. - Class A	1,110	9,213
		1,654,116

Insurance - 4.26%
Aflac, Inc.	2,390	147,415
Allstate Corp. (The)	5,160	263,057
American Equity Investment Life Holding Co.	3,890	70,798
American Financial Group, Inc.	1,000	51,690
American International Group, Inc.*	6,030	274,425
American National Insurance Co.	220	24,750
Arch Capital Group Ltd.*	1,110	60,107
Berkshire Hathaway, Inc. - Class B*	6,880	797,186

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Financials - 14.64% (continued)
Insurance - 4.26% (continued)
Brown & Brown, Inc.	3,360	$110,846
Chubb Corp. (The)	1,130	97,745
Cincinnati Financial Corp.	3,912	191,688
CNO Financial Group, Inc.	9,320	133,090
Employers Holdings, Inc.	1,818	47,795
FBL Financial Group, Inc. - Class A	900	39,807
Loews Corp.	2,900	132,095
MBIA, Inc.*	3,250	43,875
Meadowbrook Insurance Group, Inc.	2,780	21,100
PartnerRe Ltd.	1,480	132,519
Principal Financial Group, Inc.	5,070	219,835
Progressive Corp. (The)	3,910	101,699
Protective Life Corp.	2,870	124,357
RLI Corp.	1,000	82,540
Symetra Financial Corp.	5,300	95,294
Unum Group	5,948	188,195
		3,451,908

Real Estate Investment Trusts - 1.32%
American Tower Corp.	1,640	116,096
Annaly Capital Management, Inc.	6,910	82,367
Ashford Hospitality Trust, Inc.	3,850	44,930
FelCor Lodging Trust, Inc.*	6,176	37,303
General Growth Properties, Inc.	10,240	212,378
HCP, Inc.	1,990	87,301
iStar Financial, Inc.*	4,770	54,187
Kimco Realty Corp.	5,510	124,251
NorthStar Realty Finance Corp.	6,300	61,740
Parkway Properties Inc.	1,000	17,500
Simon Property Group, Inc.	900	144,054
Strategic Hotels & Resorts, Inc.*	2,870	25,428
Ventas, Inc.	410	26,953
Weyerhaeuser Co.	1,310	37,204
		1,071,692

Real Estate Management & Development - 0.24%
CBRE Group, Inc. - Class A*	4,890	113,301

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Financials - 14.64% (continued)
Real Estate Management & Development - 0.24% (continued)
Forest City Enterprises, Inc. - Class A*	4,460	$78,139
		191,440

Thrifts & Mortgage Finance - 0.72%
Capitol Federal Financial, Inc.	6,400	80,704
MGIC Investment Corp.*	9,190	70,212
New York Community Bancorp, Inc.	17,180	260,621
OceanFirst Financial Corp.	1,000	17,080
Ocwen Financial Corp.*	1,400	66,668
Radian Group, Inc.	4,970	69,828
Rockville Financial, Inc.	1,590	20,829
		585,942

Health Care - 10.07%
Biotechnology - 1.41%
Alnylam Pharmaceuticals, Inc.*	1,090	50,325
Amgen, Inc.	3,420	370,352
Ariad Pharmaceuticals, Inc.*	2,630	48,866
Celgene Corp.*	1,000	146,860
Gilead Sciences, Inc.*	4,800	294,960
Halozyme Therapeutics, Inc.*	3,710	31,572
InterMune, Inc.*	2,540	39,395
Quintiles Transnational Holdings, Inc.*	1,000	44,850
Threshold Pharmaceuticals, Inc.*	3,080	16,694
Trius Therapeutics, Inc.*	2,190	30,879
United Therapeutics Corp.*	880	65,859
		1,140,612

Health Care Equipment & Supplies - 1.16%
Accuray, Inc.*	3,210	19,934
Alere, Inc.*	3,340	111,556
Baxter International, Inc.	422	30,823
Boston Scientific Corp.*	19,000	207,480
DENTSPLY International, Inc.	1,660	71,181
Hologic, Inc.*	11,920	270,584
IDEXX Laboratories, Inc.*	353	34,590
Medtronic, Inc.	2,430	134,233

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Health Care - 10.07% (continued)
Health Care Equipment & Supplies - 1.16% (continued)
STERIS Corp.	1,388	$62,488
		942,869

Health Care Providers & Services - 2.93%
AmerisourceBergen Corp.	2,410	140,431
Brookdale Senior Living, Inc.*	1,000	29,120
Community Health Systems, Inc.	2,100	96,726
DaVita HealthCare Partners, Inc.*	490	57,041
Emeritus Corp.*	2,190	50,786
ExamWorks Group, Inc.*	1,910	46,375
Express Scripts Holding Co.*	4,056	265,871
HCA Holdings, Inc.	5,050	196,950
Health Management Associates, Inc. - Class A*	9,930	133,856
Health Net, Inc.*	1,440	44,165
HealthSouth Corp.*	2,260	73,586
Kindred Healthcare, Inc.*	3,200	49,152
Laboratory Corp. of America Holdings*	1,580	152,849
LifePoint Hospitals, Inc.*	1,610	79,148
Magellan Health Services, Inc.*	1,780	101,727
McKesson Corp.	1,020	125,113
Quest Diagnostics, Inc.	2,690	156,854
Select Medical Holdings Corp.	8,070	72,388
Team Health Holdings, Inc.*	2,080	83,657
Tenet Healthcare Corp.*	1,943	86,755
UnitedHealth Group, Inc.	1,600	116,560
Universal American Corp.	4,800	52,032
WellPoint, Inc.	1,890	161,708
		2,372,850

Health Care Technology - 0.03%
Omnicell, Inc.*	1,270	26,797

Life Sciences Tools & Services - 0.14%
Thermo Fisher Scientific, Inc.	1,200	109,332

Pharmaceuticals - 4.40%
Abbott Laboratories	8,756	320,732
AbbVie, Inc.	4,306	195,837
Allergan, Inc.	791	72,076
Bristol-Myers Squibb Co.	5,913	255,678
Eli Lilly & Co.	2,190	116,311
Endo Health Solutions, Inc.*	1,440	55,382

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Health Care - 10.07% (continued)
Pharmaceuticals - 4.40% (continued)
Forest Laboratories, Inc.*	2,310	$100,624
Hospira, Inc.*	2,440	99,308
Johnson & Johnson	8,588	802,978
Merck & Co., Inc.	10,872	523,704
Mylan, Inc.*	5,390	180,888
Nektar Therapeutics*	1,820	20,402
Pfizer, Inc.	24,880	727,243
Salix Pharmaceuticals Ltd.*	1,190	87,941
		3,559,104

Industrials - 8.52%
Aerospace & Defense - 1.69%
AAR Corp.	1,652	40,044
Boeing Co. (The)	1,100	115,610
Curtiss-Wright Corp.	1,736	70,551
Exelis, Inc.	4,570	67,545
GenCorp, Inc.*	3,380	59,184
Honeywell International, Inc.	2,979	247,197
Huntington Ingalls Industries, Inc.	598	37,184
Lockheed Martin Corp.	1,190	142,943
Raytheon Co.	1,400	100,576
Spirit Aerosystems Holdings, Inc. - Class A*	8,140	206,430
United Technologies Corp.	2,638	278,494
		1,365,758

Air Freight & Logistics - 0.42%
FedEx Corp.	1,030	109,180
United Parcel Service, Inc. - Class B	2,430	210,924
UTi Worldwide, Inc.	1,110	18,315
		338,419

Airlines - 0.77%
Alaska Air Group, Inc.*	400	24,468
Delta Air Lines, Inc.*	11,100	235,653
Republic Airways Holdings, Inc.*	2,740	37,620
SkyWest, Inc.	2,860	43,243
United Continental Holdings, Inc.*	6,620	230,707

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Industrials - 8.52% (continued)
Airlines - 0.77% (continued)
US Airways Group, Inc.*	2,870	$55,535
		627,226

Building Products - 0.14%
Builders FirstSource, Inc.*	4,310	25,429
Griffon Corp.	3,900	46,410
USG Corp.*	1,630	40,962
		112,801

Commercial Services & Supplies - 0.44%
Iron Mountain, Inc.	2,160	60,048
Republic Services, Inc.	1,130	38,318
United Stationers, Inc.	1,950	80,711
Waste Management, Inc.	4,200	176,526
		355,603

Construction & Engineering - 0.24%
AECOM Technology Corp.*	1,990	67,461
Layne Christensen Co.*	1,120	21,706
Tutor Perini Corp.*	2,150	42,527
URS Corp.	1,260	58,590
		190,284

Electrical Equipment - 0.46%
Babcock & Wilcox Co. (The)	2,470	75,434
Emerson Electric Co.	3,840	235,661
General Cable Corp.	1,880	59,257
		370,352

Industrial Conglomerates - 1.75%
3M Co.	2,086	244,959
Danaher Corp.	2,710	182,492
General Electric Co.	40,690	991,615
		1,419,066

Machinery - 1.27%
Blount International, Inc.*	2,750	36,245
Caterpillar, Inc.	3,027	250,969
Graco, Inc.	1,360	94,901
Illinois Tool Works, Inc.	1,011	72,832
ITT Corp.	5,190	162,136
Joy Global, Inc.	710	35,145
Meritor, Inc.*	5,660	46,016

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Industrials - 8.52% (continued)
Machinery - 1.27% (continued)
Mueller Industries, Inc.	1,870	$102,644
Navistar International Corp.*	1,000	34,150
Rexnord Corp.*	2,230	42,303
SPX Corp.	1,350	103,153
Trinity Industries, Inc.	1,230	48,425
		1,028,919

Professional Services - 0.17%
Dun & Bradstreet Corp. (The)	1,000	103,630
Verisk Analytics, Inc. - Class A*	560	36,042
		139,672

Road & Rail - 0.70%
Arkansas Best Corp.	1,540	33,418
Avis Budget Group, Inc.*	2,031	64,261
Hertz Global Holdings, Inc.*	3,460	88,610
Quality Distribution, Inc.*	1,600	16,896
Ryder System, Inc.	1,000	61,840
Union Pacific Corp.	1,890	299,735
		564,760

Trading Companies & Distributors - 0.47%
Air Lease Corp.	2,750	76,670
GATX Corp.	1,400	63,252
Watsco, Inc.	1,030	96,150
WESCO International, Inc.*	1,950	147,771
		383,843

Information Technology - 12.38%
Communications Equipment - 1.29%
Black Box Corp.	1,010	27,331
Brocade Communications Systems, Inc.*	5,120	34,099
Ciena Corp.*	5,460	120,447
Cisco Systems, Inc.	13,530	345,691
Comtech Telecommunications Corp.	810	21,935
Harris Corp.	1,010	57,641
Juniper Networks, Inc.*	3,580	77,579
Motorola Solutions, Inc.	1,700	93,211
NETGEAR, Inc.*	570	16,992

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Information Technology - 12.38% (continued)
Communications Equipment - 1.29% (continued)
QUALCOMM, Inc.	3,850	$248,517
		1,043,443

Computers & Peripherals - 2.17%
Apple, Inc.	2,623	1,186,907
Diebold, Inc.	3,730	121,822
EMC Corp.	2,010	52,562
Hewlett-Packard Co.	7,490	192,343
Lexmark International, Inc. - Class A	1,350	50,612
NCR Corp.*	3,330	119,880
Silicon Graphics International Corp.*	1,810	34,064
		1,758,190

Electronic Equipment, Instruments & Components - 0.56%
CTS Corp.	1,403	19,712
Ingram Micro, Inc. - Class A*	3,570	81,503
Insight Enterprises, Inc.*	2,030	43,422
Itron, Inc.*	490	21,129
Multi-Fineline Electronix, Inc.*	1,270	19,202
Plexus Corp.*	850	29,725
ScanSource, Inc.*	1,334	47,504
Tech Data Corp.*	2,179	111,870
TTM Technologies, Inc.*	4,010	37,052
Vishay Intertechnology, Inc.*	2,800	40,292
		451,411

Internet Software & Services - 1.80%
Brightcove, Inc.*	1,770	18,089
Digital River, Inc.*	2,030	34,490
Earthlink, Inc.	5,930	37,181
eBay, Inc.*	2,570	132,843
Facebook, Inc. - Class A*	3,220	118,593
Google, Inc. - Class A*	966	857,421
j2 Global, Inc.	1,300	59,501
Monster Worldwide, Inc.*	7,040	40,269
VeriSign, Inc.*	1,390	66,498
Web.com Group, Inc.*	2,430	63,131
WebMD Health Corp.*	1,000	33,010
		1,461,026

IT Services - 2.55%
Automatic Data Processing, Inc.	1,000	72,090

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Information Technology - 12.38% (continued)
IT Services - 2.55% (continued)
CACI International, Inc. - Class A*	840	$55,776
Computer Sciences Corp.	3,140	149,653
DST Systems, Inc.	740	51,822
Fidelity National Information Services, Inc.	1,790	77,256
Fiserv, Inc.*	1,080	103,939
Global Payments, Inc.	900	41,679
Heartland Payment Systems, Inc.	1,362	50,816
International Business Machines Corp.	3,734	728,279
MoneyGram International, Inc.*	2,560	55,578
Unisys Corp.*	2,770	71,854
Vantiv, Inc. - Class A*	1,690	44,092
Visa, Inc. - Class A	1,830	323,928
Western Union Co. (The)	13,264	238,222
		2,064,984

Office Electronics - 0.31%
Xerox Corp.	26,090	253,073

Semiconductors & Semiconductor Equipment - 1.42%
Applied Micro Circuits Corp.*	3,080	36,559
Atmel Corp.*	2,550	20,145
Cohu, Inc.	1,470	17,346
Diodes, Inc.*	2,280	62,495
FormFactor, Inc.*	3,110	22,610
Intel Corp.	10,099	235,307
OmniVision Technologies, Inc.*	2,120	34,471
ON Semiconductor Corp.*	19,120	157,549
PMC - Sierra, Inc.*	10,610	70,079
Rambus, Inc.*	5,260	51,285
Spansion, Inc. - Class A*	1,930	22,774
SunEdison, Inc.*	8,760	88,301
Texas Instruments, Inc.	7,475	293,020
TriQuint Semiconductor, Inc.*	4,350	34,756
		1,146,697

Software - 2.28%
ANSYS, Inc.*	333	26,587
CA, Inc.	3,489	103,763
Intuit, Inc.	2,980	190,481
Microsoft Corp.	21,762	692,684
Nuance Communications, Inc.*	3,060	57,406

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Information Technology - 12.38% (continued)
Software - 2.28% (continued)
Oracle Corp.	16,549	$535,360
Pegasystems, Inc.	680	24,412
Rally Software Development Corp.*	1,430	40,312
Rovi Corp.*	1,000	22,530
Symantec Corp.	5,820	155,278
VMware, Inc. - Class A*	10	822
		1,849,635

Materials - 2.84%
Chemicals - 1.36%
Ashland, Inc.	1,130	98,129
Cabot Corp.	950	38,969
Cytec Industries, Inc.	1,343	104,620
Dow Chemical Co. (The)	6,419	224,922
EI du Pont de Nemours & Co.	2,520	145,379
Ferro Corp.*	4,880	31,866
Monsanto Co.	730	72,109
Olin Corp.	2,788	68,027
OMNOVA Solutions, Inc.*	2,610	21,037
Praxair, Inc.	570	68,497
RPM International, Inc.	3,798	133,841
W.R. Grace & Co.*	1,261	96,870
		1,104,266

Construction Materials - 0.06%
Vulcan Materials Co.	1,070	50,483

Containers & Packaging - 1.15%
Ball Corp.	1,888	84,564
Berry Plastics Group, Inc.*	2,040	47,042
Boise, Inc.	5,530	50,323
Crown Holdings, Inc.*	7,260	318,206
Myers Industries, Inc.	1,900	36,993
Owens-Illinois, Inc.*	2,700	80,325
Sealed Air Corp.	5,450	148,458
Silgan Holdings, Inc.	3,450	166,428
		932,339

Metals & Mining - 0.23%
Century Aluminum Co.*	4,120	34,567
Freeport-McMoRan Copper & Gold, Inc.	2,151	60,830

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Materials - 2.84% (continued)
Metals & Mining - 0.23% (continued)
Southern Copper Corp.	3,326	$86,709
		182,106

Paper & Forest Products - 0.04%
Wausau Paper Corp.	2,760	31,436

Telecommunication Services - 2.28%
Diversified Telecommunication Services - 2.00%
AT&T, Inc.	20,930	738,201
CenturyLink, Inc.	4,640	166,344
Cincinnati Bell, Inc.*	11,640	40,158
Consolidated Communications Holdings, Inc.	2,310	40,402
General Communication, Inc. - Class A*	2,420	21,417
Level 3 Communications, Inc.*	2,500	55,125
tw telecom, Inc.*	2,410	71,770
Verizon Communications, Inc.	9,790	484,409
		1,617,826

Wireless Telecommunication Services - 0.28%
Crown Castle International Corp.*	570	40,043
NTELOS Holdings Corp.	1,340	25,098
SBA Communications Corp. - Class A*	1,580	117,062
Sprint Corp.*	7,355	43,836
		226,039

Utilities - 1.60%
Electric Utilities - 0.63%
American Electric Power Co., Inc.	730	33,835
Duke Energy Corp.	1,310	93,010
NextEra Energy, Inc.	1,080	93,539
PPL Corp.	1,823	57,917
Southern Co. (The)	3,450	154,698
Xcel Energy, Inc.	2,600	77,870
		510,869

Gas Utilities - 0.30%
AGL Resources, Inc.	1,000	45,790
ONEOK, Inc.	1,700	90,015

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 79.50% (continued)
Utilities - 1.60% (continued)
Gas Utilities - 0.30% (continued)
UGI Corp.	2,480	$104,135
		239,940

Independent Power Producers & Energy Traders - 0.16%
AES Corp.	10,480	130,371

Multi-Utilities - 0.43%
Alliant Energy Corp.	870	46,084
CenterPoint Energy, Inc.	3,380	83,891
Consolidated Edison, Inc.	700	41,930
Dominion Resources, Inc.	2,080	123,365
Sempra Energy	290	25,413
Wisconsin Energy Corp.	620	26,958
		347,641

Water Utilities - 0.08%
American Water Works Co., Inc.	1,540	65,727
Total Common Stocks (Cost $47,849,297)		$64,374,703

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 21.05%
U.S. Treasury Notes	0.750%	08/15/13	$800,000	$800,218
U.S. Treasury Notes	0.500%	10/15/13	6,630,000	6,636,345
U.S. Treasury Notes	2.000%	01/31/16	1,000,000	1,038,633
U.S. Treasury Notes	1.000%	03/31/17	2,000,000	2,007,188
U.S. Treasury Notes	2.625%	08/15/20	1,600,000	1,666,938
U.S. Treasury Notes	1.750%	05/15/22	3,500,000	3,312,285
U.S. Treasury Bonds	8.125%	08/15/19	1,150,000	1,578,285
Total U.S. Treasury Obligations (Cost $17,192,889)				$17,039,892
Total Investments - 100.55% (Cost $65,042,186)**				$81,414,595
Liabilities in Excess of Other Assets - (0.55)%				(444,622)
Net Assets - 100.00%				$80,969,973

*	Non-income producing security.
**	Cost for Federal income tax purposes is $65,042,186 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$17,110,918
Gross Unrealized Depreciation	(738,509)
Net Unrealized Appreciation	$16,372,409

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ISI Strategy Fund, Inc.
Notes to Schedule of Investments
July 31, 2013 (Unaudited)

1. Securities Valuation

ISI Strategy Fund, Inc.'s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the sub-advisor, Los Angeles Capital Management and Equity Research, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of July 31, 2013, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

ISI Strategy Fund, Inc.
Notes to Schedule of Investments (continued)
July 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$64,374,703	$—	$—	$64,374,703
U.S. Treasury Obligations	—	17,039,892	—	17,039,892
Total	$64,374,703	$17,039,892	$—	$81,414,595

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2013, based on the valuation input Levels on October 31, 2012 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 26, 2013

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	September 26, 2013